Capital Stock (Details Narrative) - USD ($)												1 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2024	Apr. 17, 2024	Mar. 04, 2024	Feb. 15, 2024	Feb. 08, 2024	Nov. 16, 2023	May 16, 2023	Oct. 20, 2022	Apr. 28, 2022	Mar. 14, 2022	Feb. 17, 2022	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2023
Class of Stock [Line Items]
Common stock, shares authorized																			3,000,000,000	3,000,000,000
Common stock, par value																			$ 0.001	$ 0.001
Stock issued for acquisition, value																				$ 4,514,000
Stock repurchase program amount																					$ 2,000,000
Proceeds from warrant exercise																			$ 3,502	13,193,177
Issuance of common stock shares, value																			$ 3,502	$ 13,193,177
Common stock, shares issued												1,999,660						1,999,660	14,012	11,293
Common stock, shares outstanding												1,999,660						1,999,660	14,012	11,293
Dividends																			$ 0
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Number of shares issued				22,500
Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from warrant exercise												$ 1,892,608	$ 1,892,608
Stock converted, shares converted												678,865	678,865
Warrants Exercised [Member]
Class of Stock [Line Items]
Issuance of common stock shares																			5,396	5,396
Proceeds from warrant exercise																			$ 13,196,681	$ 13,196,681
Exercise Of May Pre Funded Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock shares						1,173
Proceeds from warrant exercise						$ 2,346
Nora Pharma Inc [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares								1,850
Stock issued for acquisition, value								$ 4,514,000
Private Placement [Member]
Class of Stock [Line Items]
Net proceeds issuance of private placement									$ 16,752,915	$ 6,781,199
Single Institutional Investor [Member]
Class of Stock [Line Items]
Gross proceeds from sale of stock							$ 5,000,000
Net proceeds from sale of stock							$ 4,089,218
Tradeable Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares																		2,051
Nominal exercise price												$ 4,440.00						$ 4,440.00
Common Stock Member And Investor Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares										1,150
Common Stock Member And April Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares									1,236
May Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares																		1,751
Nominal exercise price												2.00						$ 2.00
May Pre Funded Warrants [Member] | Single Institutional Investor [Member]
Class of Stock [Line Items]
Warrants issued, shares							1,751
May Investor Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares																		5,952
Nominal exercise price												$ 1,180.00						$ 1,180.00
May Investor Warrants [Member] | Single Institutional Investor [Member]
Class of Stock [Line Items]
Warrants issued, shares							5,952
May Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants exercised						1,173
Nominal exercise price						$ 2.00
Public Offering [Member]
Class of Stock [Line Items]
Net proceeds issuance of private placement											$ 6,833,071
Public Offering [Member] | Tradeable Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares											20,051
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												1,000,000						1,000,000	1,000,000	1,000,000
Preferred stock, par value																			$ 0.10	$ 0.10
Preferred stock, shares outstanding																			10,000	10,000
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased, shares																34	2,228
Payment for stock repurchased																$ 34,321	$ 506,822
Issuance of common stock shares														1,120,784	1,120,784
Number of shares issued				35,714
Reverse stock split		1-for-100
Issuance of common stock shares, value														$ 0	$ 0
Stock issued for rounding of reverse stock split	150,285
Stock converted, shares issued												678,865	678,865
Common Stock [Member] | Single Institutional Investor [Member]
Class of Stock [Line Items]
Stock issued new, shares							1,225
Common Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares											941
Director [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																			30,000,000
Preferred stock, par value																			$ 0.10
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding												130,000						130,000
Number of shares issued			100,000		20,000
Purchase price			$ 0.10		$ 0.10